Credit Quality of Financial Assets and the Allowance for Credit Losses	6 Months Ended
Sep. 30, 2023
Credit Loss [Abstract]
Credit Quality of Financial Assets and the Allowance for Credit Losses
7.	Credit Quality of Financial Assets and the Allowance for Credit Losses
The Company and its subsidiaries provide the following information disaggregated by portfolio segment and class of financial assets.
Allowance for credit losses
Credit quality of financial assets

•	Credit quality indicators

•	Past-due financing receivables

•	Non-accrual
Information about modifications of financing receivables made to debtors experiencing financial difficulty
A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans, net investment in leases and other financial assets measured at amortized cost. Classes of financial assets are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financial assets. Classes of financial assets generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.

The following table provides information about the allowance for credit losses for installment loans, net investment in leases and other financial assets measured at amortized cost as of March 31, 2023, and for the six and three months ended September 30, 2022 and 2023:

	Six months ended September 30, 2022
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance of purchased loans during the reporting period	Charge-offs *4	Recoveries	Other *5	Ending balance *3	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥5,716	¥(0)	¥0	¥(82)	¥13	¥1	¥5,648	¥5,153	¥495
Overseas	455	(2)	0	0	0	3	456	456	0
Card loans
Japan	10,019	228	0	(265)	4	0	9,986	9,357	629
Other
Japan	5,204	2,152	0	(865)	4	0	6,495	4,167	2,328
Overseas	1,105	286	0	(206)	0	137	1,322	1,187	135
Installment loans to corporate borrowers:
Non-recourse loans
Japan	81	1	0	0	0	0	82	82	0
The Americas	2,691	(944)	0	0	0	122	1,869	857	1,012
Real estate companies
Japan	617	(21)	0	0	13	1	610	489	121
Overseas	735	(98)	0	(14)	0	57	680	680	0
Commercial, industrial companies
Japan	1,337	256	0	(277)	7	0	1,323	475	848
Overseas	18,296	114	0	(1,825)	310	3,144	20,039	16,169	3,870
Purchased loans *1	1,575	(242)	2,095	(2,309)	56	12	1,187	563	624
Net investment in leases:	16,303	582	0	(1,430)	25	760	16,240	12,030	4,210

Subtotal	64,134	2,312	2,095	(7,273)	432	4,237	65,937	51,665	14,272

Other financial assets measured at amortized cost *2	7,282	157	0	(4,567)	15	334	3,221	629	2,592

Total	¥71,416	¥2,469	¥2,095	¥(11,840)	¥447	¥4,571	¥69,158	¥52,294	¥16,864

	Three months ended September 30, 2022
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance of purchased loans during the reporting period	Charge-offs *4	Recoveries	Other *5	Ending balance *3	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥5,725	¥(80)	¥0	¥(3)	¥5	¥1	¥5,648	¥5,153	¥495
Overseas	471	1	0	0	0	(16)	456	456	0
Card loans
Japan	9,933	209	0	(158)	2	0	9,986	9,357	629
Other
Japan	5,915	1,038	0	(460)	2	0	6,495	4,167	2,328
Overseas	1,164	242	0	(140)	0	56	1,322	1,187	135
Installment loans to corporate borrowers:
Non-recourse loans
Japan	65	17	0	0	0	0	82	82	0
The Americas	2,235	(218)	0	0	0	(148)	1,869	857	1,012
Real estate companies
Japan	600	4	0	0	5	1	610	489	121
Overseas	630	54	0	(14)	0	10	680	680	0
Commercial, industrial companies
Japan	1,206	220	0	(107)	4	0	1,323	475	848
Overseas	18,720	78	0	(190)	281	1,150	20,039	16,169	3,870
Purchased loans *1	1,546	(214)	2,067	(2,261)	56	(7)	1,187	563	624
Net investment in leases:	16,665	123	0	(650)	18	84	16,240	12,030	4,210

Subtotal	64,875	1,474	2,067	(3,983)	373	1,131	65,937	51,665	14,272

Other financial assets measured at amortized cost *2	2,976	161	0	(31)	(12)	127	3,221	629	2,592

Total	¥67,851	¥1,635	¥2,067	¥(4,014)	¥361	¥1,258	¥69,158	¥52,294	¥16,864

	March 31, 2023
	Millions of yen
	Ending balance *3	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥4,092	¥3,644	¥448
Overseas	446	446	0
Card loans
Japan	9,022	8,329	693
Other
Japan	7,759	5,337	2,422
Overseas	1,889	1,467	422
Installment loans to corporate borrowers:
Non-recourse loans
Japan	253	253	0
The Americas	1,494	560	934
Real estate companies
Japan	777	663	114
Overseas	1,007	1,007	0
Commercial, industrial companies
Japan	1,152	477	675
Overseas	19,132	16,455	2,677
Purchased loans *1	1,148	541	607
Net investment in leases:	15,719	12,032	3,687

Subtotal	63,890	51,211	12,679

Other financial assets measured at amortized cost *2	1,482	548	934

Total	¥65,372	¥51,759	¥13,613

	Six months ended September 30, 2023
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance of purchased loans during the reporting period	Charge-offs *4	Recoveries	Other *5	Ending balance *3	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥4,092	¥(50)	¥0	¥(144)	¥84	¥1	¥3,983	¥3,613	¥370
Overseas	446	118	0	0	1	41	606	575	31
Card loans
Japan	9,022	753	0	(450)	8	0	9,333	8,611	722
Other
Japan	7,759	2,970	0	(1,806)	3	1	8,927	6,487	2,440
Overseas	1,889	1,370	0	(1,124)	163	238	2,536	1,896	640
Installment loans to corporate borrowers:
Non-recourse loans
Japan	253	(27)	0	0	0	0	226	226	0
The Americas	1,494	197	0	0	0	192	1,883	837	1,046
Real estate companies
Japan	777	23	0	(4)	13	0	809	705	104
Overseas	1,007	(68)	0	0	0	82	1,021	1,021	0
Commercial, industrial companies
Japan	1,152	(29)	0	(23)	4	0	1,104	615	489
Overseas	19,132	434	0	(2,131)	101	2,107	19,643	16,288	3,355
Purchased loans *1	1,148	69	7,580	(7,612)	1	12	1,198	511	687
Net investment in leases:	15,719	1,717	0	(1,234)	17	590	16,809	12,366	4,443

Subtotal	63,890	7,477	7,580	(14,528)	395	3,264	68,078	53,751	14,327

Other financial assets measured at amortized cost *2	1,482	254	0	(178)	5	227	1,790	702	1,088

Total	¥65,372	¥7,731	¥7,580	¥(14,706)	¥400	¥3,491	¥69,868	¥54,453	¥15,415

	Three months ended September 30, 2023
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance of purchased loans during the reporting period	Charge-offs *4	Recoveries	Other *5	Ending balance *3	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥4,003	¥30	¥0	¥(88)	¥38	¥0	¥3,983	¥3,613	¥370
Overseas	532	65	0	0	1	8	606	575	31
Card loans
Japan	9,102	433	0	(206)	4	0	9,333	8,611	722
Other
Japan	8,487	1,369	0	(930)	1	0	8,927	6,487	2,440
Overseas	2,153	884	0	(630)	82	47	2,536	1,896	640
Installment loans to corporate borrowers:
Non-recourse loans
Japan	262	(36)	0	0	0	0	226	226	0
The Americas	1,727	98	0	0	0	58	1,883	837	1,046
Real estate companies
Japan	788	15	0	0	5	1	809	705	104
Overseas	1,044	(37)	0	0	0	14	1,021	1,021	0
Commercial, industrial companies
Japan	976	128	0	(1)	2	(1)	1,104	615	489
Overseas	18,929	1,411	0	(1,337)	101	539	19,643	16,288	3,355
Purchased loans *1	1,189	36	7,261	(7,288)	0	0	1,198	511	687
Net investment in leases:	16,388	942	0	(609)	0	88	16,809	12,366	4,443

Subtotal	65,580	5,338	7,261	(11,089)	234	754	68,078	53,751	14,327

Other financial assets measured at amortized cost *2	1,655	113	0	(136)	5	153	1,790	702	1,088

Total	¥67,235	¥5,451	¥7,261	¥(11,225)	¥239	¥907	¥69,868	¥54,453	¥15,415

Notes:	1	Loans held for sale and policy loan receivables of an insurance entity are not in the scope of allowance for credit losses.
2
Held-to-maturity
debt securities held by the Company and subsidiaries consist of Japanese government bonds (JGBs) and other securities secured by JGBs. There was no allowance for credit losses on these held-to-maturity
debt securities. And there is no delinquency or on
non-accrual
status on
held-to-maturity
debt securities.

*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2
The allowance for other financial assets measured at amortized cost includes the allowance for credit losses on financing receivables, such as loans to affiliates and accounts receivable. Other financial assets measured at amortized cost are mainly “Trade notes, accounts and other receivables”, and loans to affiliates included in “Investment in affiliates” on the consolidated balance sheets.

*3
“Provision for credit losses” in the consolidated statements of income amounted to provisions of ¥1,674 million and ¥8,524 million during the six months ended September 30, 2022 and 2023, provisions of ¥1,426 million and ¥5,604 million during the three months ended September 30, 2022 and 2023, respectively. “Allowance for credit losses” on the consolidated balance sheets amounted to ¥64,723 million and ¥69,046 million as of March 31, 2023 and September 30, 2023, respectively. The reconciliation between the above table and the amounts reported on the consolidated financial statements during the six and three months ended September 30, 2022 and 2023, and as of March 31, 2023 and September 30, 2023 are as follows:

	Millions of yen
	Six months ended September 30, 2022	Three months ended September 30, 2022	March 31, 2023	Six months ended September 30, 2023	Three months ended September 30, 2023	September 30, 2023
	Provision for credit losses	Provision for credit losses	Allowance for credit losses	Provision for credit losses	Provision for credit losses	Allowance for credit losses
Net investment in leases	¥582	¥123	¥15,719	¥1,717	¥942	¥16,809
Installment loans	1,730	1,351	48,171	5,760	4,396	51,269

Subtotal in the above table	2,312	1,474	63,890	7,477	5,338	68,078

Other financial assets measured at amortized cost	157	161	1,482	254	113	1,790

Total in the above table	2,469	1,635	65,372	7,731	5,451	69,868

Off-balance sheet credit exposures *3(a)	(868)	(225)	—	591	171	—
Available-for-sale debt securities *3(b)	(5)	0	—	292	0	—
Less: Loans to affiliates *3(c)	78	16	(649)	(90)	(18)	(822)

Amount reported on the consolidated financial statements	¥1,674	¥1,426	¥64,723	¥8,524	¥5,604	¥69,046

*3(a)
The allowance for
off-balance
sheet credit exposure were ¥17,843 million and ¥18,783 million as of March 31, 2023 and September 30, 2023, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities.”

*3(b)
The allowance for
available-for-sale
debt securities were ¥144 million and ¥468 million as of March 31, 2023 and September 30, 2023, respectively, and the amounts are recorded as a reduction in “Investments in securities” on the consolidated balance sheets. For further information, see Note 8 “Investment in Securities.”

*3(c)
The provision for credit losses on loans to affiliates were a reversal of ¥78 million and a provision of ¥90 million during the six months ended September 30, 2022 and 2023, a reversal of ¥16 million and a provision of ¥18 million during the three months ended September 30, 2022 and 2023, respectively, and the amounts are recorded in “Equity in net income (loss) of affiliates” in the consolidated statements of income. The allowance for credit losses on loans to affiliates were ¥649 million and ¥822 million as of March 31, 2023 and September 30, 2023, respectively, and the amounts are recorded as a reduction in “Investments in affiliates” on the consolidated balance sheets.

*4
Included in
Charge-off
in write-offs of purchased loans were ¥2,095 million and ¥7,580 million during the six months ended September 30, 2022 and 2023, ¥2,067 million and ¥7,261 million during the three months ended September 30, 2022 and 2023, respectively.

*5	Other mainly includes foreign currency translation adjustments and increases or decreases in allowance due to consolidation or deconsolidation of subsidiaries.

The following table provides information about purchased loans which were acquired for the six and three months ended September 30, 2022 and 2023:

	Six months ended September 30, 2022	Six months ended September 30, 2023
Purchase price	¥1,940	¥1,281
Allowance for credit losses at acquisition date	2,095	7,580
Discount or premium attributable to other factors	226	125

Par value	¥4,261	¥8,986

	Millions of yen
	Three months ended September 30, 2022	Three months ended September 30, 2023
Purchase price	¥1,537	¥1,031
Allowance for credit losses at acquisition date	2,067	7,261
Discount or premium attributable to other factors	208	100

Par value	¥3,812	¥8,392

The Company and its subsidiaries estimate an allowance for credit losses for all credit losses expected to occur in future over the remaining life of financial assets, and recognize the allowance adequately based on management judgement. In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors in collective assessment and individual assessment by each portfolio:

•	business characteristics and financial conditions of obligors;

•	prior charge-off experience;

•	current delinquencies and delinquency trends;

•	value of underlying collateral and guarantees; and

•	current economic and business conditions and expected outlook in future.
The Company and its subsidiaries manage credit risk using various indicators specific to the region, industry, and types of assets, in accordance with the group risk management policy. For credit transactions, the basic group policy is to obtain sufficient collateral and guarantees, and to diversify industries and borrowers, and the Company and its subsidiaries comprehensively evaluate and monitor the financial condition and cash flows of borrowers, underlying collateral and guarantees, and profitability. The Company and its subsidiaries also manage exposure to potentially high-risk markets by establishing appropriate credit limits through portfolio analysis.
Due to the diversity of assets and risk indicators held by the Company and its subsidiaries, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing
assets as indicators that are common across all classes. The category of non-performing
assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, whose repayment is past-due
90 days or more, financing receivables modified to debtors experiencing financial difficulty, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing
assets when it is probable that the acquisition cost of purchased loans cannot be collected, while all the other purchased loans are included in the category of performing assets.
When certain performing financial assets mainly have similar risk characteristics to other financial assets, the performing financial assets are collectively evaluated as a pool. On the contrary, when financial assets do not have similar risk characteristics to other financial assets, the financial assets are evaluated individually.
Loans to consumer borrowers
Loans to consumer borrowers mainly consist of real estate loans and card loans.
The credit quality of real estate loans is affected by the cash flows derived from the property and its collateral value.

The credit quality of card loans is affected by the repayment ability of customers such as customer credit standing or payment history.
The Company and its subsidiaries use these factors to estimate the allowance for credit losses because they are reflected in the probability of default and loss given default in each portfolio.
Loans to corporate borrowers
Loans to corporate borrowers are classified into
non-recourse
loans and loans other than
non-recourse
loans.
The credit quality of
non-recourse
loans for which cash flows from real estate are the source of repayment depends mainly on the real estate collateral value.
Loans other than
non-recourse
loans are classified into either real estate companies or commercial, industrial and other companies, each of which are further divided into Japan and overseas.
The credit quality of real estate companies is affected by mainly Japanese and Americas real estate markets and trends.
The credit quality of commercial, industrial and other companies, which consist of various industries, is affected mainly by broader financial and economic conditions and trends in Japan, the Americas and Asian countries.
The allowance for credit losses for loans to corporate borrowers is estimated by considering, among others, debtors’ situation, as well as economic conditions and trends in its industries, the value of underlying collateral and guarantees, and probability of default and loss given default.
Net investment in leases
Net investment in leases consists of leases of various equipment types, including office equipment, industrial machinery, transportation equipment and real estate properties. The allowance for credit losses for net investment in leases is estimated based on the value of the underlying leased assets, debtors’ situation, economic conditions and trends in its industries, and probability of default and loss given default.
In common with portfolio segments, the forecasted future economic indicators correlated with the prior charge-off
experience are reflected to the estimate of the allowance for credit losses. Economic indicators correlated with prior charge-off
experience are determined over the reasonable and supportable forecasted period. Economic indicators include GDP growth rates, consumer price indices, unemployment rates, and government bond interest rates. It also considers forward-looking scenarios of how the selected economic indicators will change in the future. The Company and its subsidiaries use the latest economic forecasts available from the economic reports published by governments and central banks, as well as from third-party information providers as economic indicators.
On the other hand, for periods beyond which the Company and its subsidiaries are able to make or obtain reasonable and supportable forecasts of future economic indicators of the entire life of the financial asset, expected credit losses are estimated for the remaining life mainly using an appropriate reversion approach, mainly immediate reversion to historical credit loss information.
There have been no significant changes during the six months ended September 30, 2023 to methodologies and economic indicators used to estimate the allowance for Credit Losses.
When
non-performing
financial assets with deteriorated credit quality have similar risk characteristics to other financial assets, the allowance for credit losses is collectively evaluated based on mainly loss given default. On the other hand, if the non-performing
financial assets do not have similar risk characteristics to other financial assets, the allowance for credit losses is individually evaluated.
In the individual assessment the allowance for credit losses is estimated individually based on the present value of expected future cash flows, the observable market price or the fair value of the collateral securing the financing receivables if the financing receivables are collateral-dependent.

The collateral-dependent financing receivables are defined as the finance receivables, which a debtor would be in financial difficulty and the collection significantly depend on the collateral. These financing receivables are mainly non-recourse
loans and purchased loans for which cash flows from underlying real estate is the source of repayment.
For
non-recourse
loans, their collection depends on the real estate collateral value, which may decline as a result of a decrease in liquidity of the real estate market, a rise in vacancy rate of rental properties, a fall in rents and other factors.
For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, the changes in these risks affect the amount of the allowance for credit losses.
In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal, mainly based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.

The following table provides information about the origination years of financial assets as of March 31, 2023. Card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year are excluded from the table.

March 31, 2023
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2023	2022	2021	2020	2019	Prior
Consumer borrowers:
Performing	¥300,198	¥200,041	¥281,872	¥360,726	¥293,297	¥656,584	¥2,092,718
Non-Performing	10,896	5,259	3,140	2,257	1,078	12,324	¥34,954

Real estate loans
Performing	266,663	190,076	279,690	359,321	292,388	655,811	¥2,043,949
Non-Performing	17	81	378	474	239	11,821	¥13,010
Other*
Performing	33,535	9,965	2,182	1,405	909	773	¥48,769
Non-Performing	10,879	5,178	2,762	1,783	839	503	¥21,944
Corporate borrowers:
Performing	427,902	346,629	127,984	171,314	103,628	139,503	¥1,316,960
Non-Performing	257	793	5,485	4,959	4,624	24,008	¥40,126

Non-recourse loans
Japan
Performing	65,874	17,831	6,699	22,384	4,158	7,553	¥124,499
The Americas
Performing	2,901	706	5,217	15,153	10,595	834	¥35,406
Non-Performing	0	0	0	0	0	3,248	¥3,248
Other than non-recourse loans
Real estate companies in Japan
Performing	124,452	43,210	30,996	27,022	22,251	46,222	¥294,153
Non-Performing	0	230	0	913	9	923	¥2,075
Real estate companies in overseas
Performing	34,508	12,639	9,091	6,998	1,627	1,165	¥66,028
Non-Performing	0	0	741	0	813	12,063	¥13,617
Commercial, industrial and other companies in Japan
Performing	76,764	27,327	16,743	17,003	8,383	12,878	¥159,098
Non-Performing	125	80	431	264	133	399	¥1,432
Commercial, industrial and other companies in overseas
Performing	123,403	244,916	59,238	82,754	56,614	70,851	¥637,776
Non-Performing	132	483	4,313	3,782	3,669	7,375	¥19,754
Purchased loans:
Performing	26	396	0	21	406	10,385	¥11,234
Non-Performing	0	0	0	0	0	1,021	¥1,021

Net investment in leases:
Performing	440,421	257,871	139,306	103,726	53,604	75,794	¥1,070,722
Non-Performing	2,757	3,228	1,806	2,042	1,720	5,288	¥16,841

Japan
Performing	193,297	136,285	99,739	80,542	44,853	72,295	¥627,011
Non-Performing	212	660	658	798	811	1,970	¥5,109
Overseas
Performing	247,124	121,586	39,567	23,184	8,751	3,499	¥443,711
Non-Performing	2,545	2,568	1,148	1,244	909	3,318	¥11,732
Other financial assets measured at amortized cost
Performing	3,197	0	2,089	282	0	21,301	¥26,869
Non-Performing	0	298	0	0	368	0	¥666

Total (excluding revolving repayment card loans)
Performing	¥1,171,744	¥804,937	¥551,251	¥636,069	¥450,935	¥903,567	¥4,518,503
Non-Performing	¥13,910	¥9,578	¥10,431	¥9,258	¥7,790	¥42,641	¥93,608

The following table provides information about the origination years of financial assets as of September 30, 2023 and the gross write-offs, corresponding to each class of financial assets by origination year, recorded during the six months ended September 30, 2023. Card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year are excluded from the table.

September 30, 2023
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2024	2023	2022	2021	2020	Prior
Consumer borrowers:
Performing	¥187,132	¥228,270	¥186,944	¥268,576	¥349,046	¥865,427	¥2,085,395
Non-Performing	6,438	9,147	4,076	2,918	1,803	13,357	¥37,739
Gross write-offs	136	1,770	736	154	103	175	¥3,074

Real estate loans
Performing	167,178	201,748	179,433	267,260	348,336	864,500	¥2,028,455
Non-Performing	4	53	254	792	479	12,551	¥14,133
Gross write-offs	0	0	0	0	0	144	¥144
Other*
Performing	19,954	26,522	7,511	1,316	710	927	¥56,940
Non-Performing	6,434	9,094	3,822	2,126	1,324	806	¥23,606
Gross write-offs	136	1,770	736	154	103	31	¥2,930
Corporate borrowers:
Performing	309,556	302,774	320,807	109,252	160,645	218,685	¥1,421,719
Non-Performing	87	478	9,344	5,509	7,843	26,594	¥49,855
Gross write-offs	101	4	225	73	112	1,643	¥2,158

Non-recourse loans
Japan
Performing	25,529	30,596	11,504	6,707	22,058	7,291	¥103,685
Gross write-offs	0	0	0	0	0	0	¥0
The Americas
Performing	0	5,734	1,800	147	19,679	12,365	¥39,725
Non-Performing	0	69	0	0	0	3,556	¥3,625
Gross write-offs	0	0	0	0	0	0	¥0
Other than non-recourse loans
Real estate companies in Japan
Performing	78,728	89,599	36,194	26,002	25,098	62,824	¥318,445
Non-Performing	0	3	0	0	834	873	¥1,710
Gross write-offs	0	0	0	0	4	0	¥4
Real estate companies in overseas
Performing	1,907	18,799	11,665	3,604	4,644	3,946	¥44,565
Non-Performing	0	18	543	508	1,750	12,441	¥15,260
Gross write-offs	0	0	0	0	0	0	¥0
Commercial, industrial and other companies in Japan
Performing	139,480	48,159	22,640	14,258	12,861	17,647	¥255,045
Non-Performing	0	121	76	208	196	448	¥1,049
Gross write-offs	0	1	0	0	22	0	¥23
Commercial, industrial and other companies in overseas
Performing	63,912	109,887	237,004	58,534	76,305	114,612	¥660,254
Non-Performing	87	267	8,725	4,793	5,063	9,276	¥28,211
Gross write-offs	101	3	225	73	86	1,643	¥2,131
Purchased loans:
Performing	0	27	596	199	69	9,390	¥10,281
Non-Performing	0	0	0	0	12	1,109	¥1,121
Gross write-offs	0	409	226	29	206	6,742	¥7,612

Net investment in leases:
Performing	282,112	372,170	207,953	108,800	78,472	95,566	¥1,145,073
Non-Performing	3,028	4,475	3,346	1,676	1,745	6,446	¥20,716
Gross write-offs	0	7	409	234	139	445	¥1,234

Japan
Performing	115,467	165,315	118,882	83,911	62,476	88,499	¥634,550
Non-Performing	24	380	764	720	742	2,253	¥4,883
Gross write-offs	0	5	36	52	80	327	¥500
Overseas
Performing	166,645	206,855	89,071	24,889	15,996	7,067	¥510,523
Non-Performing	3,004	4,095	2,582	956	1,003	4,193	¥15,833
Gross write-offs	0	2	373	182	59	118	¥734
Other financial assets measured at amortized cost
Performing	3,341	3,185	0	1,862	288	19,912	¥28,588
Non-Performing	0	0	332	0	0	1,410	¥1,742
Gross write-offs	0	0	0	0	0	0	¥0

Total (excluding revolving repayment card loans)
Performing	¥782,141	¥906,426	¥716,300	¥488,689	¥588,520	¥1,208,980	¥4,691,056
Non-Performing	9,553	14,100	17,098	10,103	11,403	48,916	¥111,173
Gross write-offs	237	2,190	1,596	490	560	9,005	¥14,078

Note: Loans held for sale, policy loan receivables of an insurance entity and financing receivables, such as accounts receivable are not included in the table above.

*
Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities.”

The information about card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year as of March 31, 2023 is as follows:

	March 31, 2023
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥166,392	¥0	¥166,392	¥4,518,503	¥4,684,895

Non-Performing	1,588	3,655	5,243	93,608	¥98,851

The information about card loans to consumer borrowers with a revolving repayment feature that cannot be classified into the origination year as of September 30, 2023 and the gross write-offs, corresponding to card loans, recorded during the six months ended September 30, 2023 is as follows:

	September 30, 2023
	Millions of yen
Portfolio segment	Revolving repayment card loans	Modification of collection condition by relief of contract condition	Total—revolving repayment card loans	Total— origination year (excluding revolving repayment card loans)	Total— financial assets measured at amortized cost
Credit quality
Consumer borrowers:
Performing	¥167,209	¥0	¥167,209	¥4,691,056	¥4,858,265

Non-Performing	2,076	3,857	5,933	111,173	¥117,106

Gross write-offs	375	75	450	14,078	¥14,528

Of
non-performing
assets, the Company and its subsidiaries consider smaller balance homogeneous loans (including real estate loans and card loans, among others, which are not restructured) and net investment in leases as the 90 days or more past-due
financing receivables not individually evaluated, and consider all others as the loans individually evaluated. After the Company and its subsidiaries have set aside a provision for those non-performing
assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the business conditions of the debtors and other important factors in order to report to management and develop additional provision for credit losses as necessary.

The following table provides information about the
past-due
financial assets as of March 31, 2023 and September 30, 2023:

	March 31, 2023
		Millions of yen
		Past-due financial assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥4,574	¥10,047	¥14,621	¥2,299,307
	Real estate loans	1,739	2,181	3,920	2,056,959
	Card loans	514	1,364	1,878	171,635
	Other	2,321	6,502	8,823	70,713
Corporate borrowers		5,628	21,363	26,991	1,357,086
Non-recourse loans	Japan	0	0	0	124,499
	The Americas	0	1,494	1,494	38,654
Other than Non-recourse loans	Real estate companies in Japan	159	219	378	296,228
	Real estate companies in overseas	1,412	13,618	15,030	79,645
	Commercial, industrial and other companies in Japan	1,366	1,118	2,484	160,530
	Commercial, industrial and other companies in overseas	2,691	4,914	7,605	657,530
Net investment in leases		9,181	15,583	24,764	1,087,563
	Japan	2,648	4,431	7,079	632,120
	Overseas	6,533	11,152	17,685	455,443

Total		¥19,383	¥46,993	¥66,376	¥4,743,956

	September 30, 2023
		Millions of yen
		Past-due financial assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥5,350	¥12,875	¥18,225	¥2,296,276
	Real estate loans	1,433	2,772	4,205	2,042,588
	Card loans	557	1,938	2,495	173,142
	Other	3,360	8,165	11,525	80,546
Corporate borrowers		6,183	30,419	36,602	1,471,574
Non-recourse loans	Japan	0	0	0	103,685
	The Americas	0	1,661	1,661	43,350
Other than Non-recourse loans	Real estate companies in Japan	235	206	441	320,155
	Real estate companies in overseas	1,000	15,260	16,260	59,825
	Commercial, industrial and other companies in Japan	1,748	822	2,570	256,094
	Commercial, industrial and other companies in overseas	3,200	12,470	15,670	688,465
Net investment in leases		14,961	19,742	34,703	1,165,789
	Japan	2,967	4,385	7,352	639,433
	Overseas	11,994	15,357	27,351	526,356

Total		¥26,494	¥63,036	¥89,530	¥4,933,639

Note: Loans held for sale, policy loans receivable of an insurance entity and purchased loans are not included in the table above.
In common with all classes, the Company and its subsidiaries consider financial assets as past-due
financial assets when principal or interest is
past-due
30 days or more. Loans whose terms have been modified are not classified as past-due
financial assets if the principals and interests are not
past-due
30 days or more in accordance with the modified terms.

The following table provides information about
non-accrual
of financial assets as of March 31, 2023 and September 30, 2023:

		March 31, 2023
		Millions of yen
		Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
	Japan	¥1,824	¥1,693	¥235	¥41
	Overseas	475	547	0	0
Card loans	Japan	503	1,367	28	0
Other
	Japan	2,391	5,429	170	10
	Overseas	519	1,105	0	0
Installment loans to corporate borrowers:
Non-recourse loans	The Americas	8,787	3,248	0	0
Real estate companies
	Japan	351	219	51	13
	Overseas	20,879	12,804	0	0
Commercial, industrial companies and other
	Japan	1,267	1,118	71	190
	Overseas	18,634	20,470	0	2,113
Net investment in leases		17,771	16,627	0	0

Total		¥73,401	¥64,627	¥555	¥2,367

		September 30, 2023
		Millions of yen
		Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
	Japan	¥1,693	¥1,899	¥126	¥194
	Overseas	547	941	0	7
Card loans	Japan	1,367	1,938	16	0
Other
	Japan	5,429	6,746	101	8
	Overseas	1,105	1,423	0	4
Installment loans to corporate borrowers:
Non-recourse loans	The Americas	3,248	3,556	0	0
Real estate companies
	Japan	219	206	23	8
	Overseas	12,804	21,927	0	0
Commercial, industrial companies and other
	Japan	1,118	822	18	158
	Overseas	20,470	27,936	0	2,368
Net investment in leases		16,627	20,879	0	0

Total		¥64,627	¥88,273	¥284	¥2,747

The Company and its subsidiaries suspend accruing interest on past-due
installment loans and net investment in leases when principal or interest is past-due
90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Cash repayments received on non-accrual
loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual
loans and net investment in leases when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and lease receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that are considered relevant in assessing the debtor’s creditworthiness, such as the debtor’s business characteristics and financial conditions as well as relevant economic conditions and trends.

The following table provides information about troubled debt restructurings of financing receivables that occurred during the six and three months ended September 30, 2022:

Six months ended September 30, 2022
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥3,979	¥3,175
	Real estate loans	5	3
	Card loans	713	619
	Other	3,261	2,553
Corporate borrowers		8,213	8,212
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	8,213	8,212

Total		¥12,192	¥11,387

Three months ended September 30, 2022
		Millions of yen
Portfolio segment	Class	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment
Consumer borrowers		¥1,938	¥1,527
	Real estate loans	5	3
	Card loans	332	284
	Other	1,601	1,240
Corporate borrowers		2,582	2,582
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	2,582	2,582

Total		¥4,520	¥4,109

A troubled debt restructuring is defined as a restructuring of a financing receivable in which the creditor grants a concession to the debtor for economic or other reasons related to the debtor’s financial difficulties.
The Company and its subsidiaries offer various types of concessions to our debtors to protect as much of the investment as possible in troubled debt restructurings. For the debtors of all financing receivables, the Company and its subsidiaries offer concessions including an extension of the maturity date at an interest rate lower than the current market rate for a debt with similar risk characteristics. In addition, for the debtors of all financing receivables other than non-recourse
loans, the Company and its subsidiaries also offer concessions such as a reduction of the loan principal or a temporary reduction in the interest payments. Furthermore, the Company and its subsidiaries may acquire collateral assets from the debtors in troubled debt restructurings to satisfy fully or partially the loan principal or past due interest.
In common with all portfolio segments, financing receivables modified as troubled debt restructurings are recognized as impaired and are individually evaluated for allowance for credit losses. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the restructurings. However, as a result of the restructuring, the Company and its subsidiaries may recognize additional allowance for credit losses for the restructured receivables.
For six months ended September 30, 2022, while there are financial assets for which the payments were deferred other than those in the troubled debt restructuring stated above due to the spread of
COVID-19,
the payment deferrals, which are determined not to meet the definition of a troubled debt restructuring are not included in the troubled debt restructuring stated the above.

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from September 30, 2022 and for which there was a payment default during the six and three months ended September 30, 2022:

Six months ended September 30, 2022
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥395
	Card loans	7
	Other	388
Corporate borrowers		1,671
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	1,671

Total		¥2,066

Three months ended September 30, 2022
		Millions of yen
Portfolio segment	Class	Recorded investment
Consumer borrowers		¥208
	Card loans	3
	Other	205
Corporate borrowers		1,671
Other than Non-recourse loans	Commercial, industrial and other companies in overseas	1,671

Total		¥1,879

The Company and its subsidiaries consider financing receivables whose terms have been modified in a restructuring as defaulted receivables when principal or interest is past-due
90 days or more in accordance with the modified terms.
In common with all portfolio segments, the Company and its subsidiaries suspend accruing interest and may recognize additional allowance for credit losses as necessary for the defaulted financing receivables.

The following table provides information about modifications of financing receivables made to debtors experiencing financial difficulty that occurred during the six and three months ended September 30, 2023:

Six months ended September 30, 2023

Millions of yen

Portfolio segment	Interest rate reduction		Term extension		Principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥245	0.0	¥2,354	0.1	¥45	0.0
Real estate loans	3	0.0	1	0.0	1	0.0
Card loans	222	0.1	1	0.0	41	0.0
Other	20	0.0	2,352	2.9	3	0.0
Corporate borrowers	0	0	862	0.1	58	0.0
Other than Non-recourse loans	0	0	862	0.1	58	0.0
Real estate companies in Japan	0	0	35	0.0	0	0
Commercial, industrial and other companies in Japan	0	0	542	0.2	0	0
Commercial, industrial and other companies in overseas	0	0	285	0.0	58	0.0
Net investment in leases	0	0	0	0	0	0.0
Overseas	0	0	0	0	0	0.0

Total	¥245	0.0	¥3,216	0.1	¥103	0.0

Six months ended September 30, 2023

Millions of yen

Portfolio segment	Combination - interest rate reduction and term extension		Combination - interest rate reduction and principal forgiveness		Combination - term extension and principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥14	0.0	¥583	0.0	¥264	0.0
Real estate loans	0	0	0	0	0	0
Card loans	0	0	563	0.3	0	0
Other	14	0.0	20	0.0	264	0.3
Corporate borrowers	0	0	0	0	0	0
Other than Non-recourse loans	0	0	0	0	0	0
Real estate companies in Japan	0	0	0	0	0	0
Commercial, industrial and other companies in Japan	0	0	0	0	0	0
Commercial, industrial and other companies in overseas	0	0	0	0	0	0
Net investment in leases	0	0	0	0	0	0
Overseas	0	0	0	0	0	0

Total	¥14	0.0	¥583	0.0	¥264	0.0

Three months ended September 30, 2023

Millions of yen

Portfolio segment	Interest rate reduction		Term extension		Principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥182	0.0	¥1,236	0.1	¥16	0.0
Real estate loans	0	0	1	0.0	1	0.0
Card loans	164	0.1	1	0.0	15	0.0
Other	18	0.0	1,234	1.5	0	0
Corporate borrowers	0	0	712	0.0	5	0.0
Other than Non-recourse loans	0	0	712	0.1	5	0.0
Real estate companies in Japan	0	0	0	0	0	0
Commercial, industrial and other companies in Japan	0	0	427	0.2	0	0
Commercial, industrial and other companies in overseas	0	0	285	0.0	5	0.0
Net investment in leases	0	0	0	0	0	0.0
Overseas	0	0	0	0	0	0.0

Total	¥182	0.0	¥1,948	0.0	¥21	0.0

Three months ended September 30, 2023

Millions of yen

Portfolio segment	Combination - interest rate reduction and term extension		Combination - interest rate reduction and principal forgiveness		Combination - term extension and principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥5	0.0	¥247	0.0	¥112	0.0
Real estate loans	0	0	0	0	0	0
Card loans	0	0	239	0.1	0	0
Other	5	0.0	8	0.0	112	0.1
Corporate borrowers	0	0	0	0	0	0
Other than Non-recourse loans	0	0	0	0	0	0
Real estate companies in Japan	0	0	0	0	0	0
Commercial, industrial and other companies in Japan	0	0	0	0	0	0
Commercial, industrial and other companies in overseas	0	0	0	0	0	0
Net investment in leases	0	0	0	0	0	0
Overseas	0	0	0	0	0	0

Total	¥5	0.0	¥247	0.0	¥112	0.0

The Company and its subsidiaries offer various types of concessions to the debtors to protect as much of the investment as possible in modifications of financing receivables made to debtors experiencing financial difficulty. For the debtors of all financing receivables, the Company and its subsidiaries offer concessions including an interest rate reduction and a term extension. In addition, for the debtors of all financing receivables other than non-recourse
loans, the Company and its subsidiaries also offer concessions such as a principal forgiveness or a temporary reduction in the interest payments. Furthermore, the Company and its subsidiaries may acquire collateral assets from the debtors in modifications of financing receivables made to debtors experiencing financial difficulty to satisfy fully or partially the loan principal or past due interest.
In common with all portfolio segments, financing receivables modified to debtors experiencing financial difficulty are recognized as impaired and are individually evaluated for allowance for credit losses, taking into account payment default and repayment status after modifications. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the modifications. However, as a result of the modification, the Company and its subsidiaries may recognize additional allowance for credit losses for the modified receivables.

The following table provides information about the financial effect of the modifications of financing receivables made to debtors experiencing financial difficulty that occurred during the six and three months ended September 30, 2023:

Six months ended September 30, 2023

Millions of yen

Portfolio segment	Financial effect

Class	Interest rate reduction	Term extension	Principal forgiveness

Consumer borrowers
Real estate loans	Reduced weighted-average contractual interest rate from 3.9% to 0.0%.	Added a weighted-average 1.0 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥1 million.
Card loans	Reduced weighted-average contractual interest rate from 12.6% to 0.4%.	Added a weighted-average 6.6 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥92 million.
Other	Reduced weighted-average contractual interest rate from 14.2% to 2.5%.	Added a weighted-average 4.8 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥336 million.
Corporate borrowers
Other than Non-recourse loans	—	—	—
Real estate companies in Japan	—	Added a weighted-average 0.5 years to the life of loans.	—
Commercial, industrial and other companies in Japan	—	Added a weighted-average 0.6 years to the life of loans.	—
Commercial, industrial and other companies in overseas	—	Added a weighted-average 4.7 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥108 million.
Net investment in leases
Overseas	—	—	Reduced the amortized cost basis of the loans by ¥0 million.

Three months ended September 30, 2023

Millions of yen

Portfolio segment	Financial effect

Class	Interest rate reduction	Term extension	Principal forgiveness

Consumer borrowers
Real estate loans	—	Added a weighted-average 1.0 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥0 million.
Card loans	Reduced weighted-average contractual interest rate from 12.7% to 0.4%.	Added a weighted-average 6.6 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥40 million.
Other	Reduced weighted-average contractual interest rate from 12.4% to 1.8%.	Added a weighted-average 4.9 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥177 million.
Corporate borrowers	—	—	—
Other than Non-recourse loans	—	—	—
Real estate companies in Japan	—	—	—
Commercial, industrial and other companies in Japan	—	Added a weighted-average 0.5 years to the life of loans.	—
Commercial, industrial and other companies in overseas	—	Added a weighted-average 4.7 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥3 million.
Net investment in leases
Overseas	—	—	Reduced the amortized cost basis of the loans by ¥0 million.
During the six and three months ended September 30, 2023, 2023 there was no financing receivable that had a payment default and had been modified, when the debtor was experiencing financial difficulty, within the previous 12 months preceding the payment default date.
The Company and its subsidiaries consider financing receivables whose terms have been modified to debtors experiencing financial difficulty as defaulted receivables when principal or interest is past-due
90 days or more in accordance with the modified terms.

The following table provides information about the
past-due
financial assets modified to debtors experiencing financial difficulty within the previous 12 months from September 30, 2023:

September 30, 2023
	Millions of yen
Portfolio segment	Current	30-89 days past-due	90 days or more past-due
Class
Consumer borrowers	¥ 3,471	¥ 34	¥0
Real estate loans	5	0	0
Card loans	823	4	0
Other	2,643	30	0
Corporate borrowers	613	0	307
Other than Non-recourse loans	613	0	307
Real estate companies in Japan	0	0	35
Commercial, industrial and other companies in Japan	285	0	257
Commercial, industrial and other companies in overseas	328	0	15
Net investment in leases	0	0	0
Overseas	0	0	0

Total	¥4,084	¥34	¥307

As of March 31, 2023 and September 30, 2023, there were no foreclosed residential real estate properties. The carrying amounts of installment loans in consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure were ¥57 million and ¥59 million as of March 31, 2023 and September 30, 2023, respectively.